TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 86,490	$ 16,809
Share based payments	17,299	8,958
Research and development costs	4,246	3,562
Reserves, allowances and other	4,260	5,574
Deferred tax assets before valuation allowance	112,295	34,903
Valuation allowance	(8,839)	(7,347)
Deferred tax assets	103,456	27,556
Deferred tax liabilities:
Acquired intangibles	(231,645)	(28,164)
Acquired deferred revenue	(4,670)	(302)
Deferred tax liabilities	(236,315)	(28,466)
Deferred tax liabilities, net	(132,859)	(910)
Deferred tax assets	14,093	14,130
Deferred tax liabilities	$ (146,952)	$ (15,040)